Cash, Cash Equivalents and Restricted Cash (Details) - Schedule of Reconciliation of Cash, Cash Equivalents, and Restricted Cash ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)
Schedule of Reconciliation of Cash, Cash Equivalents, and Restricted Cash [Abstract]
Cash and cash equivalent	¥ 164,470	$ 22,681	¥ 194,259
Restricted cash	8,258	1,139	118,796
Total cash, cash equivalents, and restricted cash shown in the Consolidated Statements of Cash Flows	¥ 172,728	$ 23,820	¥ 313,055	$ 43,172	¥ 332,782	¥ 288,894